Nature of Operations	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.          Nature of Operations
Fidelis Insurance Holdings Limited (“Fidelis” or “FIHL”, and together with its subsidiaries, the “Group”) is a holding company which was incorporated under the laws of Bermuda on August 22, 2014. The Group is a global specialty underwriter of insurance and reinsurance. Fidelis’ principal operating subsidiaries are:
•Fidelis Insurance Bermuda Limited (“FIBL”) is a Class 4 Bermuda domiciled company which writes most of the Group’s reinsurance business, as well as writing insurance lines. FIBL is regulated by the Bermuda Monetary Authority.
•Fidelis Underwriting Limited (“FUL”) is a U.K. domiciled company which principally writes insurance, as well as reinsurance. FUL is regulated by the Prudential Regulation Authority (“PRA”) and the Financial Conduct Authority (“FCA”).
•Fidelis Insurance Ireland DAC (“FIID”) is a Republic of Ireland domiciled company that writes insurance and reinsurance within the European Economic Area. FIID is regulated by the Central Bank of Ireland (“CBI”).
•FIHL (UK) Services Limited (“FSL”) is a U.K. service company that also has a branch in Ireland.
On January 3, 2023, the Group distributed its investment in Fidelis Marketing Limited (“FML”) and Pine Walk Capital Limited (“Pine Walk”) to shareholders to form a new managing general underwriter business (“The Fidelis Partnership” or “TFP”) and The Fidelis Partnership was acquired by a consortium of investors.
Through various long-term contractual agreements, effective from January 1, 2023 The Fidelis Partnership manages origination, underwriting, underwriting administration and claims handling under delegated authority agreements with the Group. Other services provided by The Fidelis Partnership to the Group include sourcing and administering outwards reinsurance, support with business planning, capital management, insurance contract accounting and information technology.
On July 3, 2023, Fidelis completed an initial public offering (“IPO”) of common shares on the New York Stock Exchange under the symbol “FIHL”.
On May 22, 2024, the Group established a Lloyd’s corporate member, Nameco (No 1404) Limited (the “Fidelis IG Corporate Member”), a wholly owned subsidiary of FIBL, to facilitate its participation in Syndicate 3123’s underwriting activity. The participation rate is 7.4% in the 2025 year of account (9.9% for the 2024 year of account, commencing July 1, 2024).